SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of period	¥ 453,717	¥ 355
Reversal of allowance for credit losses	(2,788)
Foreign currency translation difference	(82)
Balance at the end of period	¥ 450,847	¥ 355